Long-Term Obligations - Additional Information (Detail)					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2018 USD ($)	Aug. 03, 2015 USD ($)	Jun. 30, 2015 USD ($)	Aug. 01, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Payments	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2014 USD ($)
Debt Instrument [Line Items]
Loan fees							$ 1,750,000	$ 334,000	$ 387,000
Interest expense					$ 1,347,000	$ 271,000	$ 2,302,000	$ 330,000	$ 741,000	$ 59,000	$ 108,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense										$ 100,000	$ 100,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital lease, number of payments | Payments							60
Capital lease obligations							$ 600
Hercules Loan Agreement [Member]
Debt Instrument [Line Items]
Loan agreement, terms on interest rate calculation							The Loan accrued interest at a rate equal to the greater of either (i) 8.25% plus the prime rate as reported from time to time in The Wall Street Journal minus 5.25%, and (ii) 8.25%. Contractual payments under the Loan Agreement were interest only until August 1, 2015
Loan agreement, interest rate during the period					8.25%		8.25%
Loan agreement, milestone description							In April 2015, the Company's senior management and board of directors determined that the Company did not achieve the Milestone (see Note 7). Accordingly, the Company could not draw down the second tranche of $15.0 million.
Outstanding principal balance		$ 10,000,000
Accrued and unpaid interest		75,625
End of term charge		1,750,000
Debt instrument prepayment date							Aug. 03, 2015
Total payment of debt		$ 11,825,625
Hercules Loan Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan agreement, percentage to be reduced from interest rate under condition							(5.25%)
Hercules Loan Agreement [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Loan agreement, maximum borrowing capacity												$ 25,000,000
Loan agreement, amount borrowed				$ 10,000,000
Hercules Loan Agreement [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Loan agreement, amount borrowed			$ 15,000,000
Expiration date of tranche							Jun. 30, 2015
Scenario, Forecast [Member] | Hercules Loan Agreement [Member]
Debt Instrument [Line Items]
Loan fees	$ 1,750,000
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member]
Debt Instrument [Line Items]
Loan agreement, terms on interest rate calculation									The interest rate for each tranche will be calculated at a rate equal to the greater of either (i) 8.25% plus the prime rate as reported from time to time in The Wall Street Journal minus 5.25%, and (ii) 8.25%. Payments under the Loan Agreement are interest only until August 1, 2015 (which will be extended until February 1, 2016 if the Company achieves the Milestone on or before June 30, 2015)
Loan agreement, interest rate during the period									8.25%
Prepayment charge									1.50%
Maximum convertible limit of principal installment									$ 3,000,000
Conversion price | $ / shares									$ 16.33
Addition in interest rate on default									5.00%
Interest expense									$ 700,000
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan agreement, percentage to be reduced from interest rate under condition									(5.25%)
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Loan agreement, maximum borrowing capacity												$ 25,000,000
Loan agreement, amount borrowed				10,000,000
Loan fees				150,000
Loan agreement, commitment fee paid				$ 37,500
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Expiration date of tranche									Jun. 30, 2015
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Loan fees	$ 1,750,000
Hercules Technology III L.P. and Hercules Technology Growth Capital, Inc. [Member] | Scenario, Forecast [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Loan fees			100,000
Loan agreement, amount borrowed			$ 15,000,000